Senior Unsecured Bond - Schedule of Breakdown of Senior Unsecured Bond and Total Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total	$ 762,047	$ 815,942
2020 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Total Bond	100,000	100,000
Less deferred financing costs	(1,057)	(1,449)
Total	$ 98,943	$ 98,551